Schedule of Investments
September 30, 2022 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 80.66%

Air Transportation, Scheduled - 1.97%
Harbor Diversified, Inc. (2)	120,250	293,410

Apparel & Other Finished Prods of Fabrics & Similar Material - 1.81%
Under Armour, Inc. Class C (2)	45,138	269,022

Bottled & Canned Soft Drinks & Carbonated Waters - 5.83%
Coca-Cola FEMSA, S.A.B. de C.V. Series L ADR (2)	14,873	868,434

Cigarettes - 7.49%
Altria Group, Inc.	11,193	451,973
Philip Morris International, Inc.	8,005	664,495

		1,116,468

Electric & Other Services Combined - 5.67%
PG&E Corp. (2)	67,643	845,538

Hotels, Rooming Houses, Camps & Other Lodging Places- 2.81%
Civeo Corp. (2)	16,642	418,213

Natural Gas Transmission - 4.96%
Energy Transfer LP (2)	67,039	739,440

Oil & Gas Field Machinery & Equipment - 4.38%
Now, Inc. (2)	64,949	652,737

Oil & Gas Field Services - 2.71%
Nextier Oilfield Solutions, Inc. (2)	54,479	403,145

Petroleum Refining- 11.65%
Calumet Specialty Products Partners, L.P. (2)	83,865	1,074,311
CVR Energy, Inc.	20,774	602,030
Delek US Holdings, Inc.	2,178	59,111

		1,735,452

Pharma & Specialty Distribution - 4.27%
Cardinal Health, Inc.	9,533	635,661

Retail-Apparel & Accessory Stores - 1.30%
Hanesbrands, Inc.	27,735	193,036

Retail-Drug Stores and Proprietaries - 1.75%
Walgreens Boots Alliance, Inc.	8,320	261,248

Services-Business Services - 15.22%
Ebay, Inc.	11,420	420,370
International Money Express (2)	13,867	316,029
Paypal Holdings, Inc. (2)	10,981	945,135
Rimini Street, Inc. (2)	68,094	317,318
Western Union Co.	19,910	268,785

		2,267,637

Services - Computer Processing & Data - 1.65%
Trivago N.V. ADR (2)	212,549	246,557

Services-Prepackaged Software - 2.73%
Opera Ltd. (Norway) (2)	93,846	407,292

Travel Services - 4.46%
Lastminute.com N.V. (Switzerland) (2)	36,685	665,113

Total Common Stock	(Cost $ 12,480,217)	12,018,403

Corporate Bonds (4) - 5.01%

Pacific Gas & Electric Co., 1.70% 11/15/2023	780,000	748,058

Total U.S. Government Obligations	(Cost $ 756,543)	748,058

U.S. Government Obligations (4) - 5.03%

U.S. Treasury Note 2.125%, 07/31/2024	780,000	750,598

Total U.S. Government Obligations	(Cost $ 766,689)	750,598

Money Market Registered Investment Companies - 7.41%
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - 2.77% (3)	1,103,622	1,103,622

Total Money Market Registered Investment Companies	(Cost $ 1,103,622)	1,103,622

Total Investments - 98.12%	(Cost $ 15,107,071)	14,620,681

Other Assets less Liabilities - 1.88%		279,880

Total Net Assets - 100.00%		14,900,561

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$13,122,025	$-
Level 2 - Other Significant Observable Inputs	1,498,656	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$14,620,681	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 30, 2022.
(4) Fair valued security deemed as Level 2 security.